Segment information - Simplified statement of cash flows on telecommunication and banking activities - Tabular disclosure (Details) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Operating activities
Consolidated net income		€ 1,088	€ 1,467
Non-monetary items and reclassified items for presentation		6,517	6,215
Changes in working capital and operating banking activities
Changes in working capital and operating banking activities	[1]	140	(5)
Decrease (increase) in inventories, gross		(14)	(40)
Decrease (increase) in trade receivables, gross		220	99
Increase (decrease) in trade payables		126	90
Changes in other customer contract assets and liabilities		33	75
Changes in other assets and liabilities	[2]	(225)	(229)
Other net cash out		(2,010)	(2,040)
Operating taxes and levies paid		(804)	(958)
Dividends received		1	2
Interest paid and interest rates effects on derivatives, net	[3]	(561)	(504)
Income taxes paid		(647)	(581)
Net cash provided by operating activities (a)		5,736	5,636
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets	[4]	(3,809)	(3,892)
Purchases of property, plant and equipment and intangible assets	[5]	(3,690)	(3,781)
Increase (decrease) in fixed assets payables		(285)	(237)
Sales of property, plant and equipment and intangible assets		166	126
Cash paid for investment securities, net of cash acquired		(1,350)	(12)
Investments in associates and joint ventures		(25)	(8)
Purchases of equity securities measured at fair value		(40)	(17)
Sales of investment securities, net of cash transferred		29	0
Sales of investment securities at fair value		3	2
Decrease (increase) in securities and other financial assets		(1,215)	593
Net cash used in investing activities (b)		(3,978)	(4,519)
Financing activities
Medium and long-term debt issuances		836	985
Medium and long-term debt redemptions and repayments	[6]	(834)	(331)
Increase (decrease) of bank overdrafts and short-term borrowings		498	(884)
Decrease (increase) of cash collateral deposits		(260)	899
Exchange rates effects on derivatives, net		(14)	(103)
Lease liabilities repayments		(789)	(737)
Subordinated notes issuances (purchases) and other related fees		177
Coupon on subordinated notes		(102)	(121)
Sales (purchases) of treasury shares		2	20
Capital increase (decrease) - non-controlling interests		2
Changes in ownership interests with no gain / loss of control		(10)	1
Dividends paid to owners of the parent company		(1,064)	(1,063)
Dividends paid to non-controlling interests		(222)	(177)
Net cash used in financing activities (c)		(1,779)	(1,510)
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance		6,004	8,621	€ 8,621
Cash change in cash and cash equivalents		(22)	(394)
Non-cash change in cash and cash equivalents		40	32
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		40	32
Cash and cash equivalents in the closing balance		6,022	8,259	6,004
Telecom activities and Mobile Financial Services | Elimination of intersegment amounts
Changes in working capital and operating banking activities
Changes in working capital and operating banking activities			1
Decrease (increase) in trade receivables, gross		(21)	(3)
Increase (decrease) in trade payables		21	3
Changes in other customer contract assets and liabilities			1
Investing activities
Decrease (increase) in securities and other financial assets		(3)
Net cash used in investing activities (b)		3
Financing activities
Increase (decrease) of bank overdrafts and short-term borrowings		(3)
Net cash used in financing activities (c)		(3)
Telecom activities, operating segment | Operating segments
Operating activities
Consolidated net income		1,161	1,546
Non-monetary items and reclassified items for presentation		6,486	6,249
Changes in working capital and operating banking activities
Changes in working capital and operating banking activities		252	37
Decrease (increase) in inventories, gross		(14)	(41)
Decrease (increase) in trade receivables, gross		166	98
Increase (decrease) in trade payables		203	50
Changes in other customer contract assets and liabilities		33	75
Changes in other assets and liabilities		(136)	(146)
Other net cash out		(2,015)	(2,044)
Operating taxes and levies paid		(807)	(962)
Dividends received		1	2
Interest paid and interest rates effects on derivatives, net		(563)	(504)
Income taxes paid		(647)	(580)
Net cash provided by operating activities (a)		5,885	5,789
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets		(3,789)	(3,880)
Purchases of property, plant and equipment and intangible assets		(3,669)	(3,767)
Increase (decrease) in fixed assets payables		(285)	(239)
Sales of property, plant and equipment and intangible assets		166	126
Cash paid for investment securities, net of cash acquired		(1,350)	(12)
Investments in associates and joint ventures		(25)	(8)
Purchases of equity securities measured at fair value		(40)	(17)
Sales of investment securities, net of cash transferred		29
Sales of investment securities at fair value		3	2
Decrease (increase) in securities and other financial assets		(1,122)	707
Net cash used in investing activities (b)		(4,050)	(4,622)
Financing activities
Medium and long-term debt issuances		836	985
Medium and long-term debt redemptions and repayments		(834)	(331)
Increase (decrease) of bank overdrafts and short-term borrowings		537	(892)
Decrease (increase) of cash collateral deposits		(252)	922
Exchange rates effects on derivatives, net		(14)	(103)
Lease liabilities repayments		(787)	(734)
Subordinated notes issuances (purchases) and other related fees		177
Coupon on subordinated notes		(102)	(121)
Sales (purchases) of treasury shares		2	20
Capital increase (decrease) - non-controlling interests		2
Capital increase (decrease) - Telecom activities / Mobile Financial Services		(100)	(23)
Changes in ownership interests with no gain / loss of control		(10)	1
Dividends paid to owners of the parent company		(1,064)	(1,063)
Dividends paid to non-controlling interests		(222)	(177)
Net cash used in financing activities (c)		(1,830)	(1,517)
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance		5,846	8,188	8,188
Cash change in cash and cash equivalents		4	(349)
Non-cash change in cash and cash equivalents		40	32
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		40	32
Cash and cash equivalents in the closing balance		5,890	7,871	5,846
Mobile Financial Services, operating segment | Operating segments
Operating activities
Consolidated net income		(73)	(80)
Non-monetary items and reclassified items for presentation		30	(35)
Changes in working capital and operating banking activities
Changes in working capital and operating banking activities		(112)	(42)
Decrease (increase) in trade receivables, gross		75	4
Increase (decrease) in trade payables		(98)	37
Changes in other assets and liabilities		(89)	(83)
Other net cash out		6	4
Operating taxes and levies paid		3	4
Interest paid and interest rates effects on derivatives, net		2
Income taxes paid			(1)
Net cash provided by operating activities (a)		(149)	(153)
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets		(20)	(11)
Purchases of property, plant and equipment and intangible assets		(20)	(14)
Increase (decrease) in fixed assets payables			3
Decrease (increase) in securities and other financial assets		(90)	(114)
Net cash used in investing activities (b)		69	103
Financing activities
Increase (decrease) of bank overdrafts and short-term borrowings		(36)	8
Decrease (increase) of cash collateral deposits		(8)	(23)
Lease liabilities repayments		(2)	(2)
Capital increase (decrease) - Telecom activities / Mobile Financial Services		100	23
Net cash used in financing activities (c)		54	6
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance		158	433	433
Cash change in cash and cash equivalents		(26)	(45)
Cash and cash equivalents in the closing balance		€ 133	€ 388	€ 158

[1]	Operating banking activities mainly include transactions with customers and credit institutions. They are presented in changes in other assets and liabilities.
[2]	Excluding operating tax receivables and payables.
[3]	Including interests paid on lease liabilities in the amount of (113) million euros at June 30, 2023 and (60) million euros at June 30, 2022.
[4]	Including telecommunication licenses paid for (202) million euros at June 30, 2023 and (302) million euros at June 30, 2022.
[5]	Investments in financed assets amounting to 145 million euros at June 30, 2023 and 69 million euros at June 30, 2022 have no effect on the statement of cash flows at the time of acquisition.
[6]	Including payments related to liabilities on financed assets for (56) million euros at June 30, 2023 and (44) million euros at June 30, 2022.